Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred loan origination costs and fees [Abstract]
Beginning balance	₩ 432,615	₩ 395,394
Loan origination	235,032	178,890
Amortization	₩ (172,410)	(141,669)
Ending balance		₩ 432,615